Summary of Significant Accounting Policies - Schedule of Concentrations of Risks (Details) - Supplier Concentration Risk [Member] - Cost of Goods and Service Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Vendor A [Member]
Schedule of Concentrations of Risks [Line Items]
Total cost of revenue, percentage	55.00%
Vendor B [Member]
Schedule of Concentrations of Risks [Line Items]
Total cost of revenue, percentage	45.00%